UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			November 7, 2001


Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		27

Form 13F Information Table Value Total:		544,294



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER			   TITLE OF	   CUSIP	   VALUE	   SHARES	   SH/	INV.   OTHER   VOTING AUTH
					   CLASS		         X1000			   PRN	DISC    MGR		SOLE	  SHR NONE

Adaptec, Inc.                    COMMON      00651F108     2202      280,100     SH       SOLE             280,100
AutoImmune Inc.                  COMMON      052776101      886    1,042,800     SH       SOLE            1,042,80
Arden Realty, Inc.               COMMON      039793104    17270      675,400     SH       SOLE             675,400
Ascential Software Corporation   COMMON      04362P108     8675    2,628,800     SH       SOLE            2,628,80
Archstone Communities Trust      COMMON      039581103    33233    1,273,300     SH       SOLE            1,273,30
Activision, Inc.                 COMMON      004930AA1    37338    1,371,700     SH       SOLE            1,371,70
Berkshire Hathaway Inc. Class B  COMMON      084670207    63474       27,242     SH       SOLE              27,242
Electronics Boutique Holdings    COMMON      286045109    22670      841,200     SH       SOLE             841,200
Electronic Arts, Inc.            COMMON      285512109     4841      106,000     SH       SOLE             106,000
Evergreen Resources Inc.         COMMON      299900308    11013      324,400     SH       SOLE             324,400
Gillette Company                 COMMON      375766102    98888    3,318,400     SH       SOLE            3,318,40
Guidant Corporation              COMMON      401698105    29876      776,000     SH       SOLE             776,000
Grey Wolf, Inc.                  COMMON      397888108     3940    2,189,100     SH       SOLE            2,189,10
Hutchinson Technologies          COMMON      448407AC0    16294      915,400     SH       SOLE             915,400
Jupiter Media Metrix, Inc.       COMMON      48206u104      587    1,364,400     SH       SOLE            1,364,40
Martek Biosciences Corporation   COMMON      572901106    37398    2,054,809     SH       SOLE            2,054,80
Mitchell Energy & Development    COMMON      606592202    21401      427,000     SH       SOLE             427,000
Phillip Morris Companies, Inc.   COMMON      718154107    50922    1,054,500     SH       SOLE            1,054,50
Maxtor Corporation               COMMON      577729205     5035    1,410,500     SH       SOLE            1,410,50
Network Associates Inc.          COMMON      640938106     8778      681,000     SH       SOLE             681,000
Neose Technologies               COMMON      640522108    25437      659,000     SH       SOLE             659,000
Phillips Petroleum Company       COMMON      718507106    26687      494,760     SH       SOLE             494,760
Persistence Software, Inc.       COMMON      715329108      365    1,824,000     SH       SOLE            1,824,00
PYR Energy Corporation           COMMON      693677106     4760    2,572,800     SH       SOLE            2,572,80
Qualcomm, Inc.                   COMMON      747525103     7944      167,100     SH       SOLE             167,100
Sirius Satellite Radio Inc.      COMMON      82966U103      435      121,200     SH       SOLE             121,200
THQ, Inc.                        COMMON      872443403     3944       91,400     SH       SOLE              91,400


ETR\5419\009\1165522.01